Reconciliation of Segment Measures to the Consolidated Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments
Revenue	€ 27,842	€ 27,338	€ 27,553
Operating profit	4,656	6,623	4,473
Other non-operating income/expense, net	17	(179)	(74)
Financial income, net	2,174	776	198
Profit before tax	6,847	7,220	4,596
Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	23,502	22,965	23,051
Operating profit	9,567	9,722	9,773
Services | Operating segments
Disclosure of operating segments
Revenue	3,234	3,379	3,679
Operating profit	728	645	517
Qualtrics | Operating segments
Disclosure of operating segments
Revenue	929	681	508
Operating profit	44	(4)	(9)
Constant Currency
Disclosure of operating segments
Revenue	27,842	27,338
Other revenue	177	322
Adjustment for currency impact	(390)	(554)
Adjustment of revenue under fair value accounting	0	(5)
Other revenue	177	322
Other expenses	(2,274)	(2,390)
Adjustment for currency impact	(178)	(216)
Adjustment of revenue under fair value accounting	0	(5)
Acquisition related charges	(623)	(577)
Share based payment expenses	(2,794)	(1,084)
Restructuring	(157)	3
Operating profit	4,656	6,623
Other non-operating income/expense, net	17	(179)
Financial income, net	2,174	776
Profit before tax	6,847	7,220
Constant Currency | Operating segments
Disclosure of operating segments
Revenue	28,055	27,574
Operating profit	10,505	10,571
Constant Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	23,816	23,446
Operating profit	9,718	9,934
Constant Currency | Services | Operating segments
Disclosure of operating segments
Revenue	3,283	3,432
Operating profit	743	642
Constant Currency | Qualtrics | Operating segments
Disclosure of operating segments
Revenue	957	696
Operating profit	44	(5)
Actual Currency
Disclosure of operating segments
Revenue	27,842	27,338	27,553
Other revenue	177	319	396
Adjustment for currency impact	0	0	0
Adjustment of revenue under fair value accounting	0	(5)	(81)
Other revenue	177	319	396
Other expenses	(2,286)	(2,395)	(2,469)
Adjustment for currency impact	0	0	0
Adjustment of revenue under fair value accounting	0	(5)	(81)
Acquisition related charges	(623)	(577)	(689)
Share based payment expenses	(2,794)	(1,084)	(1,835)
Restructuring	(157)	3	(1,130)
Operating profit	4,656	6,623	4,473
Other non-operating income/expense, net	17	(179)	(74)
Financial income, net	2,174	776	198
Profit before tax	6,847	7,220	4,596
Actual Currency | Operating segments
Disclosure of operating segments
Revenue	27,665	27,024	27,238
Operating profit	10,339	10,363	10,281
Actual Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	23,502	22,965	23,051
Operating profit	9,567	9,722	9,773
Actual Currency | Services | Operating segments
Disclosure of operating segments
Revenue	3,234	3,379	3,679
Operating profit	728	645	517
Actual Currency | Qualtrics | Operating segments
Disclosure of operating segments
Revenue	929	681	508
Operating profit	€ 44	€ (4)	€ (9)